SECURITY DEPOSIT (Tables)	12 Months Ended
Dec. 31, 2022
SECURITY DEPOSIT
Schedule of security deposit

	December 31,	December 31,
	2022	2021
	US$	US$
Security Deposit which can be lifted within one year	33,909	—
Security Deposit which can be lifted in the second and third years	57,300	—
Total	91,209	—